SCHEDULE OF FAIR VALUE OF ASSETS ACQUIRED (Details) (Parenthetical) $ in Thousands	Dec. 31, 2022 shares	Feb. 03, 2022 USD ($) shares	Feb. 03, 2022 ILS (₪) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued	30,945,322			26,326,488
Isramat Ltd [member]
IfrsStatementLineItems [Line Items]
Cash paid		$ 879	₪ 2,800,000
Number of shares issued		273,774	273,774
Value of shares issued | $		$ 1,747